Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Disclosure In Tabular Form Of Allowances For Credit Losses And Provision For Credit Losses (Detail) (Parenthetical) - JPY (¥)
¥ in Millions
		3 Months Ended		9 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Allowance for available-for-sale debt securities		¥ 594		¥ 594		¥ 144
Provision for credit losses on loans to affiliates	[1]	(4)	¥ 66	86	¥ (12)
Allowance for credit loss on loans to affiliates		775		775		649
Other liabilities
Allowance for credit losses on off balance sheet exposures		¥ 18,997		¥ 18,997		¥ 17,843

[1]	The provision for credit losses on loans to affiliates were a reversal of ¥12 million and a provision of ¥86 million during the nine months ended December 31, 2022 and 2023, a provision of ¥66 million and a reversal of ¥4 million during the three months ended December 31, 2022 and 2023, respectively, and the amounts are recorded in “Equity in net income (loss) of affiliates” in the consolidated statements of income. The allowance for credit losses on loans to affiliates were ¥649 million and ¥775 million as of March 31, 2023 and December 31, 2023, respectively, and the amounts are recorded as a reduction in “Investments in affiliates” on the consolidated balance sheets.